Other Non-Financial Assets	12 Months Ended
Dec. 31, 2017
Other Non-Financial Assets
Other Non-Financial Assets

(14) Other Non-Financial Assets

Other Non-Financial Assets

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	264	123	387	257	107	364
Other tax assets	209	0	209	123	0	123
Capitalized contract cost	199	497	696	139	424	563
Miscellaneous other assets	54	0	54	62	0	62
Total	725	621	1,346	581	532	1,113

Prepaid expenses primarily consist of prepayments for operating leases, support services, and software royalties.